Nature of Operations and Business Activities (Detail Textuals) - USD ($)		1 Months Ended								3 Months Ended			12 Months Ended
	Oct. 05, 2018	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 11, 2020	Apr. 29, 2020	Mar. 23, 2020	Feb. 16, 2018	Jan. 19, 2018	Jun. 17, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 22, 2020	Dec. 31, 2017
Nature Of Operations And Business Activities [Line Items]
Accumulated deficit											$ (34,514,942)		$ (32,173,282)	$ (33,225,107)
Stockholders' deficit											(1,702,897)	$ (27,864,191)	548,058	(15,562,252)		$ (3,569,506)
Working capital deficit											(995,853)
Cash and cash equivalents											563,864		1,829,977	1,853,373
Description of senior management's compensation plan							Effective March 23, 2020, the Company approved a plan to defer up to 50% of the members of senior management’s compensation indefinitely. Certain members of senior management have accepted the plan and the aggregate deferred compensation, together with a retention bonus of 10% of the amount being deferred will be payable to senior management when decided by the Board. Effective March 30, 2020, the Directors of the Company entered into agreements to defer
Cash											667,000		1,829,977
Cash used in operating activities											$ (1,266,113)	(1,431,120)	(6,027,941)	(3,943,014)
Proceeds from the issuance of common stock and warrants													1,919,372	3,095,908
Proceeds from convertible multi-draw credit agreement												$ 3,990,699	3,990,699	1,946,293
Subsequent Event
Nature Of Operations And Business Activities [Line Items]
Unrestricted cash position decreased					$ 228,000
Additional of restricted cash					87,000
Remaining funds from promissory note					$ 82,000
Subsequent Event | Paycheck Protection Program Promissory Note (PPP Note)
Nature Of Operations And Business Activities [Line Items]
Principal amount of promissory Note															$ 116,700
Amended and Restated Multi-Draw Credit Agreement | Subsequent Event
Nature Of Operations And Business Activities [Line Items]
Principal amount of credit facility						$ 20,000,000
Credit facility advances			$ 150,000			6,000,000				$ 300,000
Credit facility advances per month		$ 150,000	$ 150,000	$ 150,000
Draw downs loans In aggregate principal amount						$ 6,000,000
Warrants to purchase an aggregate shares of common stock						7,500,000
Exercise Price						$ 0.50
Interest rates per annum			7.00%							7.00%
Maturity date			Oct. 05, 2022							Oct. 05, 2022
Emerald Financing Warrant Liability
Nature Of Operations And Business Activities [Line Items]
Exercise Price								$ 0.10	$ 0.10
Proceeds from the issuance of common stock and warrants								$ (1,750,000)	$ (1,500,000)					$ (3,250,000)
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Nature Of Operations And Business Activities [Line Items]
Credit facility advances	$ 20,000,000
Exercise Price	$ 0.50
Interest rates per annum	7.00%
Maturity date	Oct. 05, 2022
Maximum borrowing capacity	$ 14,000,000
Principal amounts of borrowing capacity	$ 250,000
Proceeds from the issuance of common stock and warrants													1,919,372
Proceeds from convertible multi-draw credit agreement													$ 3,990,699